Consolidated Statements of Cash Flows - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
		Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Cash flows from operating activities:
Net loss		$ 1,287	$ (23,047)	$ (32,990)	$ (101,495)	$ (54,738)	$ (56,025)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization			5,933	6,491	24,966	26,982
Amortization of contract costs			364	275	1,136	827
Amortization of finance lease right-of-use assets			318	0	743	0
Non-cash interest income			(634)	(768)	(2,712)	(2,983)
Non-cash interest expense			1,519	324	1,477	9,949
Non-cash rent expense			5,574	5,599	21,199	18,278
(Gain) on lease termination			(38)	(132)	(133)	(29)
(Gain) loss on aircraft sales and aircraft held for sale			(1,205)	1,489	2,795	(13,905)
Change in fair value of derivative liability					0	14,589
Provision for credit losses			62	1,756	2,190	2,557
Realized (gain) loss on investment securities			(43)	46	59	238
Change in fair value of warrant liability			(569)	2,780	1,467	334
(Gain) Loss on extinguishment of debt			4,161	0	0	(14,843)
Stock-based compensation			1,064	0	753	882
Gain on forgiveness of CARES Act loan					0	(339)
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables			(266)	(680)	(2,680)	465
Parts and supplies inventory, net			(349)	(247)	(516)	730
Prepaid expenses and other current assets			530	(2,081)	(123)	344
Operating lease liabilities			(5,331)	(5,738)	(21,166)	(16,353)
Other assets			(81)	(31)	(335)	(187)
Accounts payable			3,296	1,910
Other current liabilities			(2,394)	(5,690)	(756)	2,416
Deferred revenue			(2,170)	(666)
Other non-current liabilities			2,918	2,208	13,630	13,051
Net cash flows from operating activities			(10,464)	(25,965)	(10,929)	8,665
Cash flows from investing activities:
Capitalized development costs			(23)	(165)	(492)	(802)
Purchases of property and equipment			(4,098)	(38,531)	(56,666)	(83,636)
Proceeds from sales of property and equipment and aircraft held for sale			19,198	0	50,776	41,964
Purchases of engine overhauls			(5,438)	(2,705)	(24,508)	(20,791)
Finance lease direct initial costs			(381)	0	(385)	0
Purchases of investments			(15,457)	(28,962)	(61,878)	(103,951)
Proceeds from sale of investments			72,339	29,310	70,083	105,185
Notes receivable paydowns					15,201	0
Proceeds from notes receivable			0	10,986
Net cash flows from investing activities			66,140	(30,067)	(7,869)	(62,031)
Cash flows from financing activities:
Proceeds from Merger, net of transaction costs					0	8,350
Proceeds from issuance of debt			314	39,092	71,413	131,840
Repayment of debt			(67,056)	(10,270)	(57,743)	(56,660)
Payment of deferred financing costs			0	(1,019)	0	(3,261)
Payment of debt issuance costs			(373)	0	(849)	(1,096)
Proceeds from notes receivable noncontrolling interest					0	4,181
Cash contributions from members					0	3,959
Cash distributions to members	[1]				0	(33,662)
Principal payments from finance leases			(43)	0	(9,048)	0
Cash contributions - noncontrolling interests			863	157	6,485	9,541
Cash distributions - noncontrolling interests			(12,125)	(2,455)	(19,771)	(21,379)
Proceeds from preferred stock issuance, net of issuance costs			5,800	24,250
Proceeds from preferred temporary equity issuance, net of issuance costs					48,379	0
Net cash flows from financing activities			(72,621)	49,755	38,866	41,813
Net increase (decrease) in cash and cash equivalents			(16,945)	(6,277)	20,068	(11,553)
Cash and cash equivalents at beginning of period			31,694	11,626	11,626	23,179	$ 23,179
Cash and cash equivalents at end of period		$ 11,626	14,749	5,349	31,694	11,626
Supplemental disclosure of cash flow information:
Cash paid for interest					19,706	12,274
Non-cash investing and financing activities:
Reclassification of LGM Enterprises, LLC members' deficit to accumulated deficit in connection with the Merger					0	80,748
Non-cash directors and officers insurance					2,032	2,518
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock in connection with the Merger					0	83,267
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock in connection with the Merger					0	12,236
Conversion of LGM Common Units to flyExclusive Class B Common Stock in connection with the Merger					0	6
Initial value of short-term notes payable - related party recognized in connection with the Merger					0	3,947
Initial public and private placement warrant liabilities recognized in connection with the Merger					0	2,248
Exchange of public warrants for flyExclusive Class A common stock			0	371	371	82
Issuance of Class A common stock upon cashless exercise of warrants			0	4,302	4,337	0
Issuance of penny warrants in connection with Class A Preferred temporary equity issuance			0	3,746
Increase in dividends payable and accreted discount on Series A Preferred temporary equity			0	285
Redeemable noncontrolling interest resulting from the Merger					0	42,431
Change in redemption value of redeemable noncontrolling interest			50,068	192,364	268,423	5,826
Excise tax payable					156	1,032
Non-cash transfer of aircraft and related debt	[1]				0	6,589
Payable to underwriter as reimbursement for shares purchased on Closing Date					0	17
Equity-classified obligation - Amended Underwriting Agreement					0	3,324
Prepaid expenses assumed in connection with the Merger					0	70
Accounts payable assumed in connection with the Merger					0	1,092
Other current liabilities assumed in connection with the Merger					0	1,642
Non-cash impact of specific incremental costs directly attributable to the offering of securities in connection with the closing of the Merger as reduction to APIC					0	4,528
Transfers from prepaid engine overhaul to property and equipment			866	5,346	10,764	11,409
Change in purchases of property and equipment in accounts payable					14,570	930
Unrealized change in fair value of available-for-sale securities			(54)	169	13	407
ROU assets obtained in exchange for operating lease liabilities			7,833	3,571	14,866	48,807
ROU assets obtained in exchange for finance lease liabilities			14,023	0	16,039	0
Non-cash exchanges for non-controlling ownership interest			2,190	3,692
Non-cash exchanges of aircraft ownership interests					0	7,319
Acquisitions of non-controlling interests					20,734	0
Non-cash aircraft sale-leaseback transactions					0	23,100
Transfer of fixed assets and prepaid engine overhauls to held for sale			605	0	42,960	0
Series A Preferred Stock
Non-cash investing and financing activities:
Dividends payable on Temporary Equity			1,007	0	3,259	0
Series B Preferred stock
Non-cash investing and financing activities:
Dividends payable on Temporary Equity			1,182	0	1,233	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue					45,788	33,338
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue					0	(37,500)
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			(347)	910	(173)	130
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			(202)	4,202	3,607	204
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			(20)	(2,332)	(1,967)	0
Penny Warrants | Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred Temporary Equity					3,746	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			(567)	249	(1,175)	13,240
Accounts payable					4,693	7,680
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			$ 491	$ (69)	(734)	3,714
Accounts payable					$ 0	$ (72)

[1]	* Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662